Earnings Per Share - Summary of share data used in the basic and diluted earnings per share computations (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Weighted average number of ordinary shares for basic earnings per share	59,067	59,064	56,685
Effect of dilution:
Warrants	18		158
Weighted average number of ordinary shares adjusted for effect of dilution	59,085	59,064	56,843